Derivatives - Summary of Detailed Information About Hedged Items (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Corporate Debt Hedge Program [Member] | Fair value hedges [member]
Disclosure of detailed information about hedged items [line items]
Carrying amounts, Liabilities		€ 57	€ 66
Accumulated amount of fair value adjustments on the hedged item, Liabilities	[1]	€ (17)	€ (19)
Balance sheet line item		Trust pass-through securities	Trust pass-through securities
Change in fair value of hedged item for ineffectiveness assessment	[2]	€ 3	€ 3
Offshore Liability Hedge Program [Member] | Fair value hedges [member]
Disclosure of detailed information about hedged items [line items]
Carrying amounts, Liabilities		12	12
Accumulated amount of fair value adjustments on the hedged item, Liabilities	[1]	€ 2	€ 2
Balance sheet line item		Investment contracts without DPF	Investment contracts without DPF
Synthetic Asset Fair value hedges [Member] | Fair value hedges [member]
Disclosure of detailed information about hedged items [line items]
Carrying amounts, Assets		€ 241	€ 35
Accumulated amount of fair value adjustments on the hedged item, Assets	[1]	€ (10)	€ 3
Balance sheet line item		Investments	Investments
Change in fair value of hedged item for ineffectiveness assessment	[2]	€ (13)	€ (1)
Synethetic Asset Cash flow hedges [Member] | Cash flow hedges [member]
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	[2]	242	(215)
Cash flow hedge / currency translation reserve, Continuing hedges	[3]	121	189
Life & Health Liability Investment Risk Hedge Program [Member] | Cash flow hedges [member]
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	[2]	18	(111)
Cash flow hedge / currency translation reserve, Continuing hedges	[3]	(408)	(483)
Cash flow hedge / currency translation reserve, Discontinued hedges	[3]	(7)	126
Long Term Care (LTC) Liability Hedge Program [Member] | Cash flow hedges [member]
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	[2]	5	(21)
Cash flow hedge / currency translation reserve, Continuing hedges	[3]	(29)	(38)
Cash flow hedge / currency translation reserve, Discontinued hedges	[3]	895	1,095
IMD Payout Hedge [Member] | Cash flow hedges [member]
Disclosure of detailed information about hedged items [line items]
Cash flow hedge / currency translation reserve, Discontinued hedges	[3]	23	31
TRS (Vivendi) Hedge [Member] | Cash flow hedges [member]
Disclosure of detailed information about hedged items [line items]
Cash flow hedge / currency translation reserve, Discontinued hedges	[3]	3	3
Investments in foreign operations [Member] | Net investment hedges [member]
Disclosure of detailed information about hedged items [line items]
Cash flow hedge / currency translation reserve, Continuing hedges	[3]	€ (331)	€ (383)

[1]	Accumulated amount of fair value adjustments on the hedged item.
[2]	Change in fair value of hedged item for ineffectiveness assessment.
[3]	Cash flow hedge / currency translation reserve.